Other Non-financial Assets and Liabilities - Other non-financial liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 71,308,982	$ 49,746,030
Other non-current non-financial liabilities	226,653	309,776
VAT and Other Taxes due
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	56,341,865	31,669,402
Tax Due for payment related to Central Elica Canela S.A.
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities		6,795,376
Reimbursable financial contributions
Disclosure Of Financial Liabilities [Line Items]
Other non-current non-financial liabilities	226,653	309,776
Splices
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	10,456,081	7,884,841
Transfer of networks
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	1,786,635	1,811,479
Products and services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	1,502,411	937,259
Other
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 1,221,990	$ 647,673